Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of geographical concentration of risks
	2020		2019		2018
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD ‘000%		USD ‘000%		USD ‘000%
Africa	20,956	5	16,492	5	13,601	5
Asia	37,398	8	32,810	9	27,842	9
Australasia	19,104	4	15,185	4	12,636	4
Caribbean Islands	15,964	3	8,334	2	15,099	5
Central America	37,442	8	37,732	11	26,697	9
Europe	59,972	13	37,328	11	34,471	11
Middle East	48,401	10	36,883	11	32,381	11
North America	22,553	5	4,281	1	860	0
South America	20,548	4	11,051	3	26,356	9
UK	158,381	34	115,863	33	76,718	25
Worldwide	26,554	6	33,333	10	34,957	12
	467,273		349,292		301,618

Schedule of line of business concentration of risk
	Gross written premiums 2020	Concentration Percentage	Gross written premiums 2019	Concentration Percentage	Gross written premiums 2018	Concentration Percentage
	USD ‘000%		USD ‘000%		USD ‘000%
Energy	91,742	20	72,109	21	81,377	27
Property	69,912	15	46,137	13	43,785	15
Ports & Terminals	25,474	5	22,361	6	19,080	6
Casualty	163,292	35	115,890	33	73,665	24
Political Violence	8,271	2	8,297	2	11,406	4
Financial	33,637	7	23,181	7	16,148	5
Reinsurance	19,318	4	17,986	5	17,820	6
Engineering	26,860	6	20,704	6	18,194	6
Aviation	23,002	5	19,183	6	17,996	6
Marine	5,765	1	3,444	1	2,147	1
	467,273		349,292		301,618

Schedule of sensitivities
	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2020	7.5	36,919	(36,919)	22,859	(22,857)	(22,859)	22,857
2020	5	24,613	(24,613)	15,240	(15,237)	(15,240)	15,237

2019	7.5	30,979	(30,979)	18,541	(18,539)	(18,541)	18,539
2019	5	20,653	(20,653)	12,362	(12,359)	(12,362)	12,359

Schedule of maturities of the major classes of financial assets
	Less than 1 year	1 to 5 years	More than 5 years	Non-interest-bearing items	Total	Effective Interest Rate on interest bearing assets
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	(%)
2020 -
Financial assets at FVTPL	—	—	—	22,780	22,780	—
Financial assets at FVOCI	102,617	181,349	106,952	21,683	412,601	2.53
Financial assets at amortized cost	2,706	—	—	—	2,706	5.86
Cash and term deposits	261,549	44,102	—	—	305,651	1.43
	366,872	225,451	106,952	44,463	743,738

2019 -
Financial assets at FVTPL	—	—	—	21,806	21,806	—
Financial assets at FVOCI	55,678	148,658	4,189	20,423	228,948	2.86
Financial assets at amortized cost	2,968	—	—	—	2,968	5.83
Cash and term deposits	312,213	—	—	—	312,213	1.89
	370,859	148,658	4,189	42,229	565,935

Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year
	Decrease in basis points	Effect on profit/Equity before tax for the year
		USD ‘000
2020	-25	(1,435)
	-50	(2,870)

2019	-25	(890)
	-50	(1,780)

Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities
	Changes in currency rate to USD	Effect on profit/Equity before tax for the year
	%	USD ‘000
2020
EUR	+10	(777)
GBP	+10	(406)

2019
EUR	+10	388
GBP	+10	4,295

Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties
	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2020
FVOCI – debts securities	389,250	1,668	—	390,918
Financial assets at amortized cost	—	1,982	724	2,706
Insurance receivables	—	110,618	55,987	166,605
Reinsurance share of outstanding claims	186,851	634	—	187,485
Deferred excess of loss premiums	—	17,095	—	17,095
Cash and cash equivalents	110,915	22,524	—	133,439
Term deposits	124,283	47,929	—	172,212
	811,299	202,450	56,711	1,070,460
	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2019
FVOCI – debts securities	206,997	1,528	—	208,525
Financial assets at amortized cost	—	1,982	986	2,968
Insurance receivables	—	65,836	47,139	112,975
Reinsurance share of outstanding claims	175,447	765	—	176,212
Deferred excess of loss premiums	—	15,173	—	15,173
Cash and cash equivalents	159,396	33,064	—	192,460
Term deposits	88,662	31,091	—	119,753
	630,502	149,439	48,125	828,066

Schedule of distribution of bonds and debt securities with fixed interest rate
Rating grade	Total	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2020
AAA	44,616	—	44,616
AA+	2,049	—	2,049
Aa1	1,754	—	1,754
AA	2,238	—	2,238
Aa2	5,677	—	5,677
AA-	1,991	—	1,991
Aa3	15,587	—	15,587
A+	12,350	—	12,350
A1	13,709	—	13,709
A	41,400	—	41,400
A2	32,759	—	32,759
A-	43,237	—	43,237
A3	47,680	—	47,680
BBB+	35,224	—	35,224
BBB	32,919	—	32,919
Baa1	8,573	—	8,573
Baa2	20,598	—	20,598
Baa3	7,608	—	7,608
BBB-	10,127	—	10,127
BB+	1,374	—	1,374
Ba1	4,532	—	4,532
Ba2	2,163	—	2,163
Ba3	1,085	—	1,085
B+	210	—	210
Not rated	1,458	2,706	4,164
Total	390,918	2,706	393,624
Rating grade	Total	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2019
AAA	44,954	—	44,954
AA+	4,611	—	4,611
AA	2,926	—	2,926
Aa2	7,531	—	7,531
AA-	9,409	—	9,409
Aa3	2,394	—	2,394
A+	18,341	—	18,341
A1	1,514	—	1,514
A	28,935	—	28,935
A2	5,435	—	5,435
A-	32,466	—	32,466
A3	8,975	—	8,975
BBB+	16,039	—	16,039
BBB	14,521	—	14,521
Baa2	1,396	—	1,396
BBB-	7,333	—	7,333
BB-	216	—	216
Not rated	1,529	2,968	4,497
Total	208,525	2,968	211,493

Schedule of geographical distribution of bonds and debt securities with fixed interest rate
Country	Total
USD ‘000
2020
Australia	6,109
Bahrain	4,648
Bermuda	5,249
Canada	14,791
China	19,504
Finland	1,016
France	4,615
Germany	18,698
Hong Kong	1,905
India	3,278
Japan	12,259
Jordan	2,707
South Korea	7,239
KSA	15,383
Kuwait	1,035
Luxembourg	715
Malaysia	1,447
Marshall Islands	129
Mexico	1,102
Netherlands	10,775
Oman	1,085
Qatar	27,984
Singapore	5,294
Spain	3,793
Sweden	1,060
Switzerland	1,889
Taiwan	3,097
UAE	9,793
UK	52,033
USA	153,349
Virgin Islands (British)	1,643
Total	393,624
Country	Total
USD ‘000
2019
Australia	1,053
Bahrain	216
Bermuda	765
Canada	9,164
Cayman Island	640
China	8,540
Europe	3,182
Finland	1,035
France	1,242
Germany	14,714
Global	991
Hong Kong	1,220
Japan	7,866
Jordan	2,968
KSA	2,349
Kuwait	1,020
Mexico	1,098
Netherlands	1,869
Norway	750
Pacific basin	3,002
Qatar	8,098
South Korea	5,127
Spain	545
Switzerland	332
UAE	5,691
UK	13,491
USA	114,525
Total	211,493

Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices
	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2020
Amman Stock Exchange	+5%	46	46
Saudi Stock Exchange	+5%	—	590
Qatar Stock Exchange	+5%	25	25
Abu Dhabi Security Exchange	+5%	52	52
New York Stock Exchange	+5%	149	170
Kuwait Stock Exchange	+5%	—	5
London Stock Exchange	+5%	312	294
Other quoted	+5%	554	635
	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2019
Amman Stock Exchange	+5%	58	58
Saudi Stock Exchange	+5%	—	617
Qatar Stock Exchange	+5%	24	24
Abu Dhabi Security Exchange	+5%	61	61
New York Stock Exchange	+5%	124	161
Kuwait Stock Exchange	+5%	—	3
London Stock Exchange	+5%	343	343
Other quoted	+5%	480	554

Schedule of maturity profile of the Group's financial liabilities
	Less than one year	More than one year	Total
	USD ‘000	USD ‘000	USD ‘000
2020
Gross outstanding claims	210,536	281,719	492,255
Gross unearned premiums	222,124	55,144	277,268
Insurance payables	78,461	5,000	83,461
Other liabilities	18,298	2,419	20,717
Derivative financial liability*	—	13,628	13,628
Unearned commissions	10,012	1,026	11,038
Total liabilities (restated)	539,431	358,936	898,367

2019
Gross outstanding claims	172,243	240,810	413,053
Gross unearned premiums	159,660	46,554	206,214
Insurance payables	53,544	—	53,544
Other liabilities	13,873	1,139	15,012
Unearned commissions	7,531	1,379	8,910
Total liabilities	406,851	289,882	696,733

*        There is no contractual obligation to settle the Warrants in cash.

Schedule of maturity analysis of assets and liabilities
	2020
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	128,039	5,400	—	133,439
Term deposits	133,510	38,702	—	172,212
Insurance receivables	164,778	1,827	—	166,605
Investments	105,323	288,301	44,463	438,087
Investments in associates	—	—	11,583	11,583
Reinsurance share of outstanding claims	83,210	104,275	—	187,485
Reinsurance share of unearned premiums	47,186	2,891	—	50,077
Deferred excess of loss premiums	17,095	—	—	17,095
Deferred policy acquisition costs	39,266	15,906	—	55,172
Other assets	9,562	—	—	9,562
Investment properties	—	—	20,012	20,012
Property, premises and equipment	—	13,168	—	13,168
Intangible assets	—	4,710	—	4,710
TOTAL ASSETS	727,969	475,180	76,058	1,279,207

LIABILITIES AND EQUITY

LIABILITIES
Gross outstanding claims	210,536	281,719	—	492,255
Gross unearned premiums	222,124	55,144	—	277,268
Insurance payables	78,461	5,000	—	83,461
Other liabilities	18,298	2,193	—	20,491
Derivative financial liability	—	13,628	—	13,628
Deferred tax liabilities	55	—	—	55
Unearned commissions	10,012	1,026	—	11,038
TOTAL LIABILITIES (restated)	539,486	358,710	—	898,196

EQUITY
Common shares at par value	—	—	486	486
Share premium	—	—	157,677	157,677
Foreign currency translation reserve	—	—	(349)	(349)
Fair value reserve	—	—	18,160	18,160
Retained earnings	—	—	205,037	205,037
TOTAL EQUITY (restated)	—	—	381,011	381,011
TOTAL LIABILITIES AND EQUITY (restated)	539,486	358,710	381,011	1,279,207
	2019
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	192,460	—	—	192,460
Term deposits	119,753	—	—	119,753
Insurance receivables	110,219	2,756	—	112,975
Investments	58,453	152,847	42,422	253,722
Investments in associates	—	—	13,062	13,062
Reinsurance share of outstanding claims	81,410	94,802	—	176,212
Reinsurance share of unearned premiums	30,227	3,690	—	33,917
Deferred excess of loss premiums	15,173	—	—	15,173
Deferred policy acquisition costs	28,370	13,343	—	41,713
Other assets	7,754	—	—	7,754
Investment properties	—	—	25,712	25,712
Property, premises and equipment	—	12,735	—	12,735
Intangible assets	—	3,886	—	3,886
TOTAL ASSETS	643,819	284,059	81,196	1,009,074

LIABILITIES AND EQUITY

LIABILITIES
Gross outstanding claims	172,243	240,810	—	413,053
Gross unearned premiums	159,660	46,554	—	206,214
Insurance payables	53,544	—	—	53,544
Other liabilities	13,821	1,042	—	14,863
Deferred tax liabilities	347	—	—	347
Unearned commissions	7,531	1,379	—	8,910
TOTAL LIABILITIES	407,146	289,785	—	696,931

EQUITY
Share capital	—	—	143,376	143,376
Contributed capital	—	—	2,773	2,773
Treasury shares	—	—	(20,103)	(20,103)
Foreign currency translation reserve	—	—	(333)	(333)
Fair value reserve	—	—	4,274	4,274
Retained earnings	—	—	182,156	182,156
TOTAL EQUITY	—	—	312,143	312,143
TOTAL LIABILITIES AND EQUITY	407,146	289,785	312,143	1,009,074

Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques
	2020
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
FVTPL	22,780	—	—	22,780
Quoted equities at FVOCI	14,935	—	—	14,935
Quoted bonds at FVOCI	390,918	—	—	390,918
Unquoted equities at FVOCI*	—	—	6,748	6,748
Investment properties	—	—	20,012	20,012
	428,633	—	26,760	455,393
Liabilities measured at fair value:
Derivative financial liability (restated)	13,628	—	—	13,628
	2019
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
FVTPL	21,806	—	—	21,806
Quoted equities at FVOCI	14,629	—	—	14,629
Quoted bonds at FVOCI	208,525	—	—	208,525
Unquoted equities at FVOCI*	—	—	5,794	5,794
Investment properties	—	—	25,712	25,712
	244,960	—	31,506	276,466

Schedule of hierarchy for determining and disclosing the fair value
	2020	2019
	USD ‘000	USD ‘000
Balance at the beginning of the year	5,794	5,988
Purchases	1,503	—
Total (losses) recognized in OCI	(549)	(194)
Balance at the end of the year	6,748	5,794